INTANGIBLE ASSET (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Production technology Cost	$ 4,863,485	$ 4,814,185
Less: Accumulated amortization	(1,339,062)	(844,071)
Intangible asset, net	$ 3,524,423	$ 3,970,114